CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details 2) CAD in Millions, $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012 CAD	Sep. 30, 2012 CAD	Dec. 31, 2015 CAD	Dec. 31, 2014 CAD	Dec. 31, 2013 CAD	Dec. 31, 2012 CAD	Dec. 31, 2012 USD ($)	Dec. 31, 2011 CAD
Cash flows provided (used) by: Operations
Net earnings (loss)			CAD (49.4)	CAD (72.3)	CAD (127.3)
Items not requiring (providing) cash:
Depreciation and amortization			61.4	44.6	47.0
Impairment and other closure costs			0.0	16.5	86.9
Deferred income taxes			(26.7)	0.0	0.0
Foreign exchange loss on long-term debt			57.7	24.1	18.8
Non-cash reorganization items			0.0	0.0	0.5
Employee future benefits, expense over (under) cash contributions			(6.7)	(8.8)	(7.0)
Loss (gain) on disposal of property, plant and equipment			(2.6)	0.0	(0.6)
Gain on disposal of non-core assets			0.0	(2.4)	(12.3)
Bargain purchase gain	CAD 0.0	CAD 0.0	43.9	0.0	0.0		$ 0
Other			0.1	4.0	4.1
Cash flows provided (used) by operating activities			(6.6)	21.3	(7.5)
Investing
Additions to property, plant and equipment			(34.5)	(21.9)	(23.4)
Proceeds from sale of property, plant and equipment			5.0	4.4	0.8
Acquisition of Biron and Rumford			73.9	CAD 0.0	CAD 0.0
Purchase of U.S. paper mills
Proceeds from sale of non-core assets				CAD 0.3	CAD 51.4
Decrease (increase) in restricted cash			0.0	0.0	3.1
Increase (decrease) in other assets			0.0	2.0	0.5
Cash flows used by investing activities			(103.4)	(19.2)	31.4
Financing
Increase (decrease) in advances to related companies			0.0	0.0	0.0
Increase in revolving loan			87.7	18.8	(13.4)
Proceeds from secured term loan				18.5
Redemption of Floating Rate Notes				(21.8)	(15.8)
Purchase of long-term debt			0.0	(14.5)	(15.8)
Proceeds from (repayment of) Term Loan			(2.0)
Proceeds from issuance of secured Offered Notes			23.7	0.0	0.0
Deferred financing costs			(1.4)	(2.3)	0.0
Decrease in other long-term debt			(0.6)	(2.0)	(1.1)
Cash flows provided (used) by financing activities			107.4	(3.3)	(30.3)
Cash and cash equivalents, increase (decrease) in the period			(2.6)	(1.2)	(6.4)
Cash and cash equivalents, beginning of period			10.9	12.1	18.5
Cash and cash equivalents, end of period	CAD 18.5		8.3	10.9	12.1	CAD 18.5
Consolidation, Eliminations [Member]
Cash flows provided (used) by: Operations
Net earnings (loss)					(51.8)
Items not requiring (providing) cash:
Depreciation and amortization			0.0		0.0
Impairment and other closure costs			0.0		0.0
Foreign exchange loss on long-term debt			0.0		0.0
Cash flows provided (used) by operating activities			(84.0)	(56.8)
Investing
Additions to property, plant and equipment			0.0	0.0
Proceeds from sale of property, plant and equipment			0.0	0.0
Acquisition of Biron and Rumford			0.0
Proceeds from sale of non-core assets				0.0
Increase (decrease) in other assets				0.0
Cash flows used by investing activities			0.0	0.0
Financing
Increase (decrease) in advances to related companies			84.0	56.8
Increase in revolving loan			0.0	0.0
Proceeds from secured term loan				0.0
Redemption of Floating Rate Notes				0.0
Purchase of long-term debt				0.0
Proceeds from (repayment of) Term Loan			0.0
Proceeds from issuance of secured Offered Notes			0.0
Deferred financing costs			0.0	0.0
Decrease in other long-term debt			0.0	0.0
Cash flows provided (used) by financing activities			84.0	56.8
Cash and cash equivalents, increase (decrease) in the period			0.0	0.0
Cash and cash equivalents, beginning of period			0.0	0.0
Cash and cash equivalents, end of period			0.0	0.0	0.0
Catalyst Paper Corporation [Member]
Cash flows provided (used) by: Operations
Net earnings (loss)					(127.3)
Items not requiring (providing) cash:
Depreciation and amortization			32.8	34.7	36.7
Impairment and other closure costs			0.0	14.6	86.9
Foreign exchange loss on long-term debt			57.7	24.1	18.8
Cash flows provided (used) by operating activities			61.6	13.2	52.5
Investing
Additions to property, plant and equipment			(26.6)	(14.0)	(16.5)
Proceeds from sale of property, plant and equipment			5.0	0.0	0.0
Acquisition of Biron and Rumford			0.0
Proceeds from sale of non-core assets				0.2	6.6
Decrease (increase) in restricted cash					0.7
Increase (decrease) in other assets				(5.4)	0.2
Cash flows used by investing activities			(21.6)	(19.2)	(9.0)
Financing
Increase (decrease) in advances to related companies			(72.5)	8.7	(12.7)
Increase in revolving loan			12.5	18.8	(13.4)
Proceeds from secured term loan				18.5
Redemption of Floating Rate Notes				(21.8)	(15.8)
Purchase of long-term debt				(14.5)
Proceeds from (repayment of) Term Loan			(2.0)
Proceeds from issuance of secured Offered Notes			23.7
Deferred financing costs			(1.4)	(2.3)
Decrease in other long-term debt			(0.6)	(2.0)	(1.1)
Cash flows provided (used) by financing activities			(40.3)	5.4	(43.0)
Cash and cash equivalents, increase (decrease) in the period			(0.3)	(0.6)	0.5
Cash and cash equivalents, beginning of period			0.7	1.3	0.8
Cash and cash equivalents, end of period	0.8		0.4	0.7	1.3	0.8
Subsidiary guarantors [Member]
Cash flows provided (used) by: Operations
Net earnings (loss)					36.8
Items not requiring (providing) cash:
Depreciation and amortization			28.6	9.9	8.7
Impairment and other closure costs			0.0	1.9	0.0
Foreign exchange loss on long-term debt			0.0	0.0	0.0
Cash flows provided (used) by operating activities			15.6	64.9	34.3
Investing
Additions to property, plant and equipment			(7.9)	(7.9)	(6.7)
Proceeds from sale of property, plant and equipment			0.0	4.4	0.8
Acquisition of Biron and Rumford			(73.9)
Proceeds from sale of non-core assets				0.1	(7.3)
Decrease (increase) in restricted cash					2.4
Increase (decrease) in other assets				3.4	(0.7)
Cash flows used by investing activities			(81.8)	0.0	(11.5)
Financing
Increase (decrease) in advances to related companies			(11.4)	(65.5)	(23.0)
Increase in revolving loan			75.2	0.0	0.0
Proceeds from secured term loan				0.0
Redemption of Floating Rate Notes				0.0	0.0
Purchase of long-term debt				0.0
Proceeds from (repayment of) Term Loan			0.0
Proceeds from issuance of secured Offered Notes			0.0
Deferred financing costs			0.0	0.0
Decrease in other long-term debt			0.0	0.0	0.0
Cash flows provided (used) by financing activities			63.8	(65.5)	(23.0)
Cash and cash equivalents, increase (decrease) in the period			(2.4)	(0.6)	(0.2)
Cash and cash equivalents, beginning of period			10.0	10.6	10.8
Cash and cash equivalents, end of period	10.8		7.6	10.0	10.6	10.8
Subsidiary non-guarantors [Member]
Cash flows provided (used) by: Operations
Net earnings (loss)					15.0
Items not requiring (providing) cash:
Depreciation and amortization			0.0	0.0	1.6
Impairment and other closure costs			0.0	0.0	0.0
Foreign exchange loss on long-term debt			0.0	0.0	0.0
Cash flows provided (used) by operating activities			0.2	0.0	(22.9)
Investing
Additions to property, plant and equipment			0.0	0.0	(0.2)
Proceeds from sale of property, plant and equipment			0.0	0.0	0.0
Acquisition of Biron and Rumford			0.0
Proceeds from sale of non-core assets				0.0	39.9
Decrease (increase) in restricted cash					0.0
Increase (decrease) in other assets				0.0	0.0
Cash flows used by investing activities			0.0	0.0	39.7
Financing
Increase (decrease) in advances to related companies			(0.1)	0.0	(23.5)
Increase in revolving loan			0.0	0.0	0.0
Proceeds from secured term loan				0.0
Redemption of Floating Rate Notes				0.0	0.0
Purchase of long-term debt				0.0
Proceeds from (repayment of) Term Loan			0.0
Proceeds from issuance of secured Offered Notes			0.0
Deferred financing costs			0.0	0.0
Decrease in other long-term debt			0.0	0.0	0.0
Cash flows provided (used) by financing activities			(0.1)	0.0	(23.5)
Cash and cash equivalents, increase (decrease) in the period			0.1	0.0	(6.7)
Cash and cash equivalents, beginning of period			0.2	0.2	6.9
Cash and cash equivalents, end of period	6.9		0.3	0.2	0.2	6.9
Predecessor [Member]
Cash flows provided (used) by: Operations
Net earnings (loss)		CAD 650.3				(976.6)		CAD (976.6)
Items not requiring (providing) cash:
Depreciation and amortization		23.4		0.0		112.4		105.5
Impairment and other closure costs		0.0		0.0		823.6		661.8
Deferred income taxes		(0.7)				(7.6)
Settlement gain on special pension portability election		0.0				0.0
Foreign exchange loss on long-term debt		(24.0)		0.0		9.7		9.7
Non-cash reorganization items		(707.4)				0.0
Non-cash interest on compromised notes		48.4				0.0
Employee future benefits, expense over (under) cash contributions		(8.4)				(8.0)
Increase (Decrease) in other long-term obligations		0.0				(3.1)
Loss (gain) on disposal of property, plant and equipment		(6.7)				(0.1)
Gain on disposal of non-core assets		0.0				0.0
Other		2.6				(1.8)
Changes in non-cash working capital		(24.8)				(20.0)
Cash flows provided (used) by operating activities		(44.0)			(71.4)	(71.5)
Investing
Additions to property, plant and equipment		(12.2)			0.0	(19.7)
Proceeds from sale of property, plant and equipment		11.5			0.0	1.2
Proceeds from sale of non-core assets		0.0			12.2	0.0
Decrease (increase) in restricted cash		(6.4)			0.0	0.0
Increase (decrease) in other assets		3.7			0.0	0.8
Cash flows used by investing activities		(3.4)			12.2	(17.7)
Financing
Share issue costs		(0.2)				0.0
Increase (decrease) in advances to related companies					59.2
Increase in revolving loan		16.0			0.0	48.0
Repayment of long-term debt		0.0
Proceeds from secured term loan						0.0
Redemption of Floating Rate Notes					0.0	0.0
Purchase of long-term debt		0.0				0.0
Repayment of long-term debt		0.0				(25.8)
Proceeds from (repayment of) Term Loan		0.0				0.0
Proceeds from issuance of secured Offered Notes		0.0					$ 0
Deferred financing costs		(9.3)				(2.4)
Proceeds on issuance of senior secured notes		33.1
DIP financing costs		(3.8)				0.0
Decrease in other long-term debt		(0.9)			0.0	(0.9)
Cash flows provided (used) by financing activities		34.9			59.2	18.9
Cash and cash equivalents, increase (decrease) in the period		(12.5)			0.0	(70.3)
Cash and cash equivalents, beginning of period	12.6	95.4		0.0	0.0	95.4
Cash and cash equivalents, end of period	0.0	12.6			0.0	0.0		CAD 95.4
Successor [Member]
Cash flows provided (used) by: Operations
Net earnings (loss)	(36.7)		(49.4)	(72.3)	(127.3)
Items not requiring (providing) cash:
Depreciation and amortization	12.9		61.4	44.6	47.0
Impairment and other closure costs	0.0		0.0	16.5	86.9
Deferred income taxes	0.1		(26.7)		0.0
Settlement gain on special pension portability election	0.0		0.0		(2.6)
Foreign exchange loss on long-term debt	3.2		57.7	CAD 24.1	18.8
Non-cash reorganization items	2.4		0.0		0.5
Non-cash interest on compromised notes	0.0		0.0		0.0
Employee future benefits, expense over (under) cash contributions	(3.4)		(6.7)		(7.0)
Increase (Decrease) in other long-term obligations	(0.1)		1.0		(0.2)
Loss (gain) on disposal of property, plant and equipment	0.4		(2.6)		(0.6)
Gain on disposal of non-core assets	0.0		0.0		(12.3)
Bargain purchase gain			(43.9)
Other	0.2		0.1		4.1
Changes in non-cash working capital	64.9		2.5		(14.8)
Cash flows provided (used) by operating activities	52.1		(6.6)		(7.5)
Investing
Additions to property, plant and equipment	(10.4)		(34.5)		(23.4)
Proceeds from sale of property, plant and equipment	0.8		5.0		0.8
Purchase of U.S. paper mills			(73.9)
Proceeds from sale of non-core assets	0.0		CAD 0.0		51.4
Decrease (increase) in restricted cash	3.4				3.1
Increase (decrease) in other assets	0.0		CAD 0.0		(0.5)
Cash flows used by investing activities	(6.2)		(103.4)		31.4
Financing
Share issue costs	0.0		0.0		0.0
Increase in revolving loan	(40.0)		87.7		(13.4)
Repayment of long-term debt	0.0		0.0		0.0
Redemption of Floating Rate Notes	0.0		0.0		0.0
Purchase of long-term debt	0.0		0.0		(15.8)
Proceeds from (repayment of) Term Loan	0.0		(2.0)		0.0
Proceeds from issuance of secured Offered Notes	0.0		23.7	CAD 0.0	0.0
Deferred financing costs	0.0		(1.4)		0.0
Proceeds on issuance of senior secured notes	0.0		0.0		0.0
DIP financing costs	0.0		0.0		0.0
Decrease in other long-term debt	0.0		(0.6)		(1.1)
Cash flows provided (used) by financing activities	(40.0)		107.4		(30.3)
Cash and cash equivalents, increase (decrease) in the period	5.9		(2.6)		(6.4)
Cash and cash equivalents, beginning of period	12.6		10.9	12.1	18.5
Cash and cash equivalents, end of period	CAD 18.5	CAD 12.6	CAD 8.3	CAD 10.9	CAD 12.1	CAD 18.5